December 31, 2006		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Annual Report
Pacific Corinthian

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,218,330
Equity Portfolio		$18,642,227
Inflation Managed Portfolio			$1,121,454
Main Street® Core Portfolio				$4,566,356
Multi-Strategy Portfolio					$4,045,025
Managed Bond Portfolio						$7,436,838
High Yield Bond Portfolio							$151,106
Equity Index Portfolio								$2,401,742
International Value Portfolio									$1,342,457
Growth LT Portfolio										$3,360,503
Receivables:
Fund shares redeemed	1,334	16,203	567	2,841	3,132	5,357	163	2,047	980	2,811

Total Assets	1,219,664	18,658,430	1,122,021	4,569,197	4,048,157	7,442,195	151,269	2,403,789	1,343,437	3,363,314

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,334	16,203	567	2,841	3,132	5,357	163	2,047	980	2,811
Other	1,237	21,613	1,377	5,609	5,202	1,786	149	2,808	2,194	3,890

Total Liabilities	2,571	37,816	1,944	8,450	8,334	7,143	312	4,855	3,174	6,701

NET ASSETS	$1,217,093	$18,620,614	$1,120,077	$4,560,747	$4,039,823	$7,435,052	$150,957	$2,398,934	$1,340,263	$3,356,613

Units Outstanding	527,503	2,880,708	358,813	1,323,961	1,188,088	3,708,542	83,475	767,211	659,597	1,043,567

Accumulation Unit Value	$2.31	$ 6.46	$3.12	$3.44	$3.40	$2.00	$ 1.81	$3.13	$2.03	$3.22

Cost of Investments	$1,213,322	$12,015,728	$1,074,569	$2,679,255	$2,786,499	$7,203,976	$147,833	$1,791,936	$ 906,856	$2,428,981

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$51,559	$68,722	$45,166	$54,379	$101,793	$304,743	$10,111	$39,696	$19,586	$20,370
EXPENSES
Mortality and expense risk fees and operating expenses	13,538	227,878	13,983	54,815	50,771	93,330	1,679	28,288	16,268	41,027

Net Investment Income (Loss)	38,021	(159,156)	31,183	(436)	51,022	211,413	8,432	11,408	3,318	(20,657)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	45	546,105	(2,329)	221,441	215,492	9,836	(409)	29,630	23,871	(708)
Capital gain distributions	—	—	34,967	—	87,999	—	—	68,866	—	—

Realized Gain (Loss)	45	546,105	32,638	221,441	303,491	9,836	(409)	98,496	23,871	(708)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(829)	920,268	(71,803)	355,438	43,868	36,144	3,527	201,099	257,072	287,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,237	$1,307,217	($7,982)	$576,443	$398,381	$257,393	$11,550	$311,003	$284,261	$266,338

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38,021	$17,746	($159,156)	($179,039)	$31,183	$21,730	($436)	($7,544)	$51,022	$41,330
Realized gain	45	1,119	546,105	435,445	32,638	89,929	221,441	177,106	303,491	101,485
Change in unrealized appreciation (depreciation) on investments	(829)	(1,053)	920,268	642,217	(71,803)	(95,109)	355,438	29,318	43,868	(30,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,237	17,812	1,307,217	898,623	(7,982)	16,550	576,443	198,880	398,381	112,233

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	15	—	45,719	9,301	—	8,250	51,367	5,050	215	2,550
Transfers between variable and fixed accounts, net	200,177	(92,350)	(138,741)	(317,828)	(42,891)	1,262	(27,777)	(37,122)	(13,977)	(66,010)
Transfers—policy charges and deductions	(1,316)	(1,346)	(502,367)	(177,568)	(8,401)	(1,942)	(58,314)	(125,856)	(44,700)	(53,725)
Transfers—surrenders	(81,291)	(95,083)	(893,959)	(1,215,473)	(28,618)	(206,007)	(610,611)	(382,578)	(685,388)	(251,800)
Transfers—other	(59)	1,428	(1,759)	20,910	—	1,498	(903)	4,956	(547)	6,841

Net Increase (Decrease) in Net Assets Derived from Account Transactions	117,526	(187,351)	(1,491,107)	(1,680,658)	(79,910)	(196,939)	(646,238)	(535,550)	(744,397)	(362,144)

NET INCREASE (DECREASE) IN NET ASSETS	154,763	(169,539)	(183,890)	(782,035)	(87,892)	(180,389)	(69,795)	(336,670)	(346,016)	(249,911)

NET ASSETS
Beginning of Year	1,062,330	1,231,869	18,804,504	19,586,539	1,207,969	1,388,358	4,630,542	4,967,212	4,385,839	4,635,750

End of Year	$1,217,093	$1,062,330	$18,620,614	$18,804,504	$1,120,077	$1,207,969	$4,560,747	$4,630,542	$4,039,823	$4,385,839

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$211,413	$170,143	$8,432	$7,993	$11,408	$4,799	$3,318	$10,190	($20,657)	($31,689)
Realized gain (loss)	9,836	274,813	(409)	(319)	98,496	15,943	23,871	368	(708)	(53,618)
Change in unrealized appreciation (depreciation) on investments	36,144	(330,385)	3,527	(6,874)	201,099	56,643	257,072	72,431	287,703	287,226

Net Increase in Net Assets Resulting from Operations	257,393	114,571	11,550	800	311,003	77,385	284,261	82,989	266,338	201,919

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	6,136	17,901	—	—	9,500	19,104	2,750	2,750	15	—
Transfers between variable and fixed accounts, net	(2,708)	(65,272)	20,963	(38,514)	29,819	(4,954)	142,781	394,605	(64,179)	68,144
Transfers—policy charges and deductions	(263,993)	(136,092)	(158)	(803)	(32,434)	(29,039)	(47,529)	(1,951)	(73,241)	(2,956)
Transfers—surrenders	(442,187)	(465,576)	(14,677)	(15,354)	(181,800)	(106,726)	(271,254)	(76,684)	(214,174)	(145,012)
Transfers—other	(11)	424	(13)	133	(355)	3,076	(454)	(107)	(349)	3,867

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(702,763)	(648,615)	6,115	(54,538)	(175,270)	(118,539)	(173,706)	318,613	(351,928)	(75,957)

NET INCREASE (DECREASE) IN NET ASSETS	(445,370)	(534,044)	17,665	(53,738)	135,733	(41,154)	110,555	401,602	(85,590)	125,962

NET ASSETS
Beginning of Year	7,880,422	8,414,466	133,292	187,030	2,263,201	2,304,355	1,229,708	828,106	3,442,203	3,316,241

End of Year	$7,435,052	$7,880,422	$150,957	$133,292	$2,398,934	$2,263,201	$1,340,263	$1,229,708	$3,356,613	$3,442,203

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year ended December 31 are presented in the table below.

	AUV	Number of	Total	Ratios of Investment	Ratios of Expenses
Variable Accounts	at End	Units	Net	Income to Average	to Average	Total
For the Year Ended	of Year	Outstanding	Assets	Net Assets (1)	Net Assets	Returns (2)

I
2006	$2.31	527,503	$1,217,093	4.67%	1.23%	3.41%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)
2002	2.20	801,386	1,764,571	1.41%	1.22%	0.18%

II
2006	$6.46	2,880,708	$18,620,614	0.37%	1.23%	7.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%
2002	4.47	4,097,487	18,331,037	0.37%	1.23%	(27.40%)

IV
2006	$3.12	358,813	$1,120,077	3.97%	1.23%	(0.71%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%
2004	3.10	447,831	1,388,358	0.82%	1.23%	7.59%
2003	2.88	439,236	1,265,600	0.09%	1.23%	6.92%
2002	2.69	462,326	1,245,898	1.06%	1.23%	14.04%

VII
2006	$3.44	1,323,961	$4,560,747	1.22%	1.23%	13.77%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%
2002	2.12	1,993,087	4,234,257	0.71%	1.23%	(29.27%)

IX
2006	$3.40	1,188,088	$4,039,823	2.46%	1.23%	10.32%
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%
2002	2.27	1,725,264	3,921,031	1.99%	1.23%	(14.13%)

X
2006	$2.00	3,708,542	$7,435,052	4.01%	1.23%	3.53%
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%
2004	1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%
2003	1.83	4,952,209	9,087,278	4.31%	1.23%	4.94%
2002	1.75	5,573,069	9,745,519	4.60%	1.23%	9.58%

XI
2006	$1.81	83,475	$150,957	7.37%	1.22%	8.09%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%
2002	1.29	67,462	86,791	8.70%	1.22%	(4.17%)

XII
2006	$3.13	767,211	$2,398,934	1.72%	1.23%	14.11%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%
2002	1.91	754,519	1,442,336	1.25%	1.23%	(23.29%)

XIII
2006	$2.03	659,597	$1,340,263	1.48%	1.23%	24.16%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%
2002	1.04	397,673	415,017	0.91%	1.22%	(14.96%)

XIV
2006	$3.22	1,043,567	$3,356,613	0.61%	1.23%	8.38%
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%
2002	1.93	1,402,534	2,703,667	1.02%	1.23%	(29.84%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges and operating expenses assessed through the daily AUV calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

*	Main Street is a registered trademark of OppenheimerFund, Inc.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2006, the operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the year ended December 31, 2006, the combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006, were as follows:

Variable Accounts	Purchases	Sales
I	$203,027	$98,980
II	95,199	1,812,518
IV	23,937	117,830
VII	78,226	778,568
IX	55,234	849,893
X	97,428	893,453
XI	29,229	24,779
XII	102,421	305,623
XIII	148,610	338,130
XIV	32,163	424,770
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
I	89,257	(37,899)	51,358	21,312	(106,674)	(85,362)
II	22,654	(264,253)	(241,599)	31,898	(336,091)	(304,193)
IV	7,788	(33,212)	(25,424)	29,045	(92,639)	(63,594)
VII	25,078	(230,498)	(205,420)	47,275	(237,652)	(190,377)
IX	18,845	(253,750)	(234,905)	66,652	(187,245)	(120,593)
X	52,582	(413,493)	(360,911)	127,595	(463,508)	(335,913)
XI	17,293	(13,488)	3,805	6,121	(39,612)	(33,491)
XII	35,589	(94,311)	(58,722)	36,892	(81,321)	(44,429)
XIII	94,103	(185,879)	(91,776)	258,773	(54,356)	204,417
XIV	16,147	(132,420)	(116,273)	54,344	(84,351)	(30,007)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 21, 2007

Annual Report
as of December 31, 2006

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 1001-07A